Purchases and other expenses - Restructuring and integration costs - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Restructuring And Integration Costs [Line Items]
Restructuring costs	€ (125)	€ (331)	€ (25)
Orange Espagne and its subsidiaries
Disclosure Of Restructuring And Integration Costs [Line Items]
Restructuring costs		(155)
Equant
Disclosure Of Restructuring And Integration Costs [Line Items]
Restructuring costs	€ (30)
Orange Polska and subsidiaries
Disclosure Of Restructuring And Integration Costs [Line Items]
Restructuring costs		€ (29)